Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Loans and Advances to Customers

	Group
	2017 £m	2016 £m
Loans secured on residential properties	155,355	154,727
Corporate loans	31,006	31,978
Finance leases	6,710	6,730
Secured advances	–	10
Other unsecured loans	6,230	6,165
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,199	1,112
Amounts due from Santander UK Group Holdings plc	8	5
Loans and advances to customers	200,508	200,727
Impairment loss allowances	(940)	(921)
Residual value and voluntary termination provisions(1)	(78)	(68)
Net loans and advances to customers	199,490	199,738

(1)	In the first half of 2017, we reclassified our provisions for residual value and voluntary termination from the consumer finance impairment loss allowance. In order to facilitate comparison with the current period, prior year comparatives were amended.

Summary of Movement in Impairment Loss Allowances

Movement in impairment loss allowances:

	Group
	Loans secured on residential properties £m	Corporate loans £m	Finance leases £m	Other unsecured loans £m	Total £m
At 1 January 2017	279	382	45	215	921
(Release)/charge to the income statement	(37)	172	20	102	257
Write-offs and other items(1)	(17)	(64)	(19)	(138)	(238)
At 31 December 2017	225	490	46	179	940
Of which:
– Observed	105	433	12	59	609
– Incurred but not yet observed	120	57	34	120	331
	225	490	46	179	940

Recoveries, net of collection costs	3	1	6	44	54

At 1 January 2016	424	395	20	269	1,108
(Release)/charge to the income statement	(116)	59	47	142	132
Write-offs and other items(1)	(29)	(72)	(22)	(196)	(319)
At 31 December 2016	279	382	45	215	921
Of which:
– Observed	130	287	13	73	503
– Incurred but not yet observed	149	95	32	142	418
	279	382	45	215	921

Recoveries, net of collection costs	4	3	2	56	65

(1)	Mortgage write-offs exclude the effect of the unwind over time of the discounting in estimating losses, as described in the accounting policy ‘Impairment of financial assets’ in Note 1. Mortgage write-offs including this effect were £22m (2016: £33m, 2015: £40m).

Summary of Finance Lease and Hire Purchase Contract Receivables

Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2017			2016
	Gross investment £m	Unearned finance income £m	Net investment £m	Gross investment £m	Unearned finance income £m	Net investment £m
Not later than one year	3,633	(177)	3,456	3,047	(183)	2,864
Later than one year and not later than five years	3,316	(226)	3,090	3,906	(236)	3,670
Later than five years	214	(50)	164	264	(68)	196
	7,163	(453)	6,710	7,217	(487)	6,730